Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA  19103-2921
Tel. 215.963.5000
Fax: 215.963.5001
www.morganlewis.com

John M. Ford
Partner
215.963.5110
jmford@morganlewis.com


April 27, 2006


VIA EDGAR

Filing Room
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: The Advisors' Inner Circle Fund Post-Effective Amendment No. 90 (File Nos. 033-42484 and 811-6400)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of The Advisors Inner Circle Fund that the Prospectus and Statement of Additional Information dated May 1, 2006 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 90, filed electronically on April 26, 2006.

Please do not hesitate to contact me at 215.963.5110 or Ryan F. Helmrich at
202.739.5498 should you have any questions.


Sincerely,

/s/ John M. Ford
----------------
John M. Ford